Share capital - Schedule of Share Capital Issued (Detail)		9 Months Ended	12 Months Ended
	Jan. 24, 2025 shares	Sep. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares		53,692,089	38,403,737
Outstanding share capital, beginning of year | $		$ 328,544,223	$ 281,296,133
Issue of equity | $		$ 17,500,000
Number of share options exercised in share-based payment arrangement | shares	10,000	0	10,000
Purchase of shares under ELOC, net of issuance costs | shares		0	3,750,000
Purchase of shares under ELOC, net of issuance costs | $		$ 0	$ 5,999,500
Ending balance (in shares) | shares		62,126,240	53,692,089
Outstanding share capital, end of year | $		$ 357,675,130	$ 328,544,223
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares		80,250	962,500
Share options exercised | $		$ 582,810	$ 15,467,160
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares		1,162,575	900,000
Share options exercised | $		$ 11,940,273	$ 13,321,000
Share options [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares		0	10,000
Share options exercised | $		$ 0	$ 120,511
Line Of Credits [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		191,326	215,852
Issue of equity | $		$ 375,000	$ 375,000
Public Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		7,000,000	0
Issue of equity | $		$ 16,232,824	$ 0
Private Placement Financing [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		0	9,450,000
Issue of equity | $		$ 0	$ 11,964,919